Choice of Investments	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Choice of Investments	Choice of InvestmentsThe Plan consists of 23 basic investment alternatives: Principal Fixed Income Guarantee Option Fund, Principal Real Estate US Property Fund, BlackRock Advantage Small Cap Core Fund, Invesco Stable Value Trust Class B1 Fund, TS&W International Large Cap Equity M Fund, Vanguard Institutional Index Fund, Vanguard Target Retirement 2070 Trust I Fund, Vanguard Target Retirement 2065 Trust I Fund, Vanguard Target Retirement 2060 Trust I Fund, Vanguard Target Retirement 2055 Trust I Fund, Vanguard Target Retirement 2050 Trust I Fund, Vanguard Target Retirement 2045 Trust I Fund, Vanguard Target Retirement 2040 Trust I Fund, Vanguard Target Retirement 2035 Trust I Fund, Vanguard Target Retirement 2030 Trust I Fund, Vanguard Target Retirement 2025 Trust I Fund, Vanguard Target Retirement 2020 Trust I Fund, Vanguard Institutional Target Retirement Income Trust I Fund, John Hancock Bond Trust Fund, Vanguard Total Bond Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Total International Stock Index Institutional Fund, and Darden Common Stock.